Intangible assets	12 Months Ended
Dec. 31, 2023
Intangible assets and goodwill [abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS
17.1Accounting policies
17.1.1Definite useful life
Intangible assets acquired are measured at cost at the time of their initial recognition. After initial recognition, intangible assets with finite useful lives, generally software, are stated at cost, less accumulated amortization and accumulated impairment losses, where applicable. Intangible assets generated internally, excluding development costs, are not capitalized and the expense is recognized in profit or loss when incurred.
17.1.2Indefinite useful life
17.1.2.1Goodwill
Goodwill was recognized from the business combinations of IntelAzul and Conecta. Goodwill is tested annually for impairment by comparing the carrying amount of the CGU to which goodwill has been allocated with its value in use. Management makes judgments and establishes assumptions to assess the impact of macroeconomic and operational changes, in order to estimate future cash flows and measure the recoverable amount of its CGU.
17.1.2.2Rights of operations in airports (slots)
In the business combinations of IntelAzul and Conecta, slots were acquired that were recognized at their fair values on the acquisition date and not amortized. The estimated useful life of these rights was considered indefinite due to several factors and considerations, including applications and authorizations for permission to operate in Brazil and limited availability of operating rights at the most important airports in terms of air traffic volume. Slots are tested annually for impairment by comparing the carrying amount of the CGU to which slots have been allocated with its value in use.
17.2Breakdown of intangible assets

Description	Weighted average rate (p.a.)	December 31, 2022	Acquisitions	Write-offs	Transfers (a)	December 31, 2023

Cost
Goodwill	—	901,417	—	—	—	901,417
Slots	—	126,547	—	—	—	126,547
Software	—	946,516	251,683	(422,080)	192	776,311
		1,974,480	251,683	(422,080)	192	1,804,275
Amortization
Software	19%	(547,957)	(182,264)	389,193	—	(341,028)
		(547,957)	(182,264)	389,193	—	(341,028)

Total intangible assets, net		1,426,523	69,419	(32,887)	192	1,463,247

(a)The balances of transfers are between “Property and equipment”, “Right-of-use assets”, and "Intangible assets”.

Description	Weighted average rate (p.a.)	December 31, 2021	Acquisitions	Write-offs	December 31, 2022

Cost
Goodwill		901,417	—	—	901,417
Slots		126,547	—	—	126,547
Software		748,049	198,525	(58)	946,516
		1,776,013	198,525	(58)	1,974,480

Amortization
Software	17%	(417,975)	(129,982)	—	(547,957)
		(417,975)	(129,982)	—	(547,957)

Total intangible assets, net		1,358,038	68,543	(58)	1,426,523
17.3Impairment of intangible assets without a finite useful life
As of December 31, 2023, the Company performed its annual impairment test of the carrying amount of its cash generating unit to which goodwill and slots are allocated, through determining its value in use by reference to future discounted cash flows.
The assumptions used in the impairment tests of goodwill and slots are consistent with the Company's operating plans and internal projections, prepared for a period of five years. After this period, a perpetuity rate of growth of operating projections is assumed. The discounted cash flow that determined the value in use of the cash-generating unit was prepared according to the Company’s business plan approved by the Board of Directors in December 2023.
The following assumptions were considered:
•Fleet and capacity: plan for operational fleet, utilization and capacity of aircraft in each route;
•Passenger revenue: historical revenue per seat per kilometer flown with growth in line with the Company's business plan;
•Operating costs: specific performance indicators by cost line, in line with the Company's business plan, as well as macroeconomic assumptions; and
•Investment needs: aligned with the Company’s business plan.
The macroeconomic assumptions commonly adopted include the Gross Domestic Product (“GDP”) and projections of the US dollar, both obtained from the Focus Report issued by the Central Bank of Brazil, in addition to future kerosene barrel prices and interest rates, obtained from specific Bloomberg disclosures.
The result of the goodwill and slots impairment test demonstrated that the estimated recoverable amount of the CGU is significantly greater than its carrying amount and, therefore, no impairment loss was identified. To estimate the value in-use of the CGU, a pre-tax discount rate of 11.4% (11.5% as of December 31, 2022) and a growth rate in perpetuity of 3.0% (3.0% as of December 31, 2022) were used.

	December 31,
Description	2023	2022

Carrying amount – Goodwill and slots	1,027,964	1,027,964